UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                               (Zip code)

Terrence O. Davis
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: March 31, 2014

Item 1. REPORTS TO STOCKHOLDERS.
Semi-Annual Report 2014
March 31, 2014
(Unaudited)

QCI Balanced Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the QCI Balanced Fund (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The QCI Balanced Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 17 Glenwood Ave, Raleigh, NC, 27603. There is no affiliation between the QCI Balanced Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the QCI Balanced Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: common stocks, preferred stock risk, derivative risk, fixed income risk, interest rate risk, general market risk, sector risk, large-cap securities risk, small-cap and mid-cap securities risk, micro-cap securities risk, risks related to investing in other investment companies, investment advisor risk, and new fund risk. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting ncfunds.com.

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863. The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about May 30, 2014.

For More Information on Your QCI Balanced Fund:

See Our Web site at ncfunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

QCI Balanced Fund

Schedule of Investments
(Unaudited)
As of March 31, 2014
	Principal	Coupon Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - 24.31%
Anheuser-Busch InBev Worldwide, Inc.	$15,000	1.375%	7/15/2017	$15,022
Anheuser-Busch Cos. LLC	15,000	4.500%	4/1/2018	16,450
Caterpillar Financial Services Corp.	15,000	5.450%	4/15/2018	16,976
Caterpillar Financial Services Corp.	15,000	1.000%	3/3/2017	14,940
Cisco Systems, Inc.	30,000	4.950%	2/15/2019	33,755
Comcast Corp.	50,000	3.125%	7/15/2022	49,425
ConocoPhillips	50,000	5.750%	2/1/2019	58,382
CVS Caremark Corp.	10,000	5.750%	6/1/2017	11,311
CVS Caremark Corp.	40,000	2.750%	12/1/2022	37,733
Duke Energy Carolinas LLC	15,000	5.250%	1/15/2018	16,877
EI du Pont de Nemours & Co.	50,000	5.250%	12/15/2016	55,674
General Mills, Inc.	15,000	5.700%	2/15/2017	16,802
General Mills, Inc.	15,000	5.650%	2/15/2019	17,277
John Deere Capital Corp.	30,000	1.050%	10/11/2016	30,104
Kellogg Co.	15,000	1.750%	5/17/2017	15,105
Lockheed Martin Corp.	40,000	2.125%	9/15/2016	41,076
Marathon Oil Corp.	45,000	6.000%	10/1/2017	51,441
Norfolk Southern Corp.	15,000	5.750%	4/1/2018	17,099
Norfolk Southern Corp.	35,000	7.700%	5/15/2017	41,490
Progress Energy, Inc.	40,000	5.625%	1/15/2016	43,239
The Southern Co.	30,000	2.450%	9/1/2018	30,425
Verizon Communications, Inc.	50,000	2.500%	9/15/2016	51,774
Duke Energy Corp.	25,000	1.625%	8/15/2017	25,054

Total Corporate Bonds (Cost $711,198)				707,431

FEDERAL AGENCY OBLIGATIONS - 5.01%
Federal Farm Credit Banks	50,000	1.440%	8/1/2019	48,423
Federal Home Loan Banks	50,000	2.070%	4/15/2019	49,721
Federal Home Loan Banks	50,000	1.600%	10/22/2020	47,651

Total Federal Agency Obligations (Cost $146,163)				145,794

UNITED STATES TREASURY NOTES - 9.17%
United States Treasury Note	100,000	1.375%	6/30/2018	99,531
United States Treasury Note	100,000	1.875%	8/31/2017	102,531
United States Treasury Note	70,000	1.625%	11/15/2022	64,777

Total United States Treasury Notes (Cost $268,496)				266,840

				(Continued)

QCI Balanced Fund

Schedule of Investments (continued)
(Unaudited)
As of March 31, 2014
		Shares	Value (Note 1)

COMMON STOCKS - 41.83%

Consumer Discretionary - 4.09%
*	Dick's Sporting Goods, Inc.	400	$21,844
	Ford Motor Co.	2,000	31,200
	Lowe's Cos., Inc.	400	19,560
	Macy's, Inc.	350	20,752
	Starbucks Corp.	350	25,683
			119,039
Consumer Staples - 2.94%
	Altria Group, Inc.	575	21,522
	PepsiCo, Inc.	285	23,798
*	The Procter & Gamble Co.	285	22,971
	Wal-Mart Stores, Inc.	225	17,197
			85,488
Energy - 6.17%
	Apache Corp.	375	31,106
*	Chevron Corp.	225	26,755
	ConocoPhillips	350	24,623
*	Exxon Mobil Corp.	400	39,072
	Schlumberger Ltd.	275	26,813
	Transocean Ltd.	750	31,005
			179,373
Financials - 7.47%
	ACE Ltd.	175	17,336
	Bank of America Corp.	1,400	24,080
*	Berkshire Hathaway, Inc.	300	37,491
	HSBC Holdings PLC	425	21,603
	JPMorgan Chase & Co.	450	27,320
	State Street Corp.	300	20,865
	The Goldman Sachs Group, Inc.	150	24,578
	The PNC Financial Services Group, Inc.	250	21,750
	Wells Fargo & Co.	450	22,383
			217,404
Health Care - 5.00%
*	CareFusion Corp.	615	24,735
	Abbott Laboratories	350	13,479
	AbbVie, Inc.	275	14,135
	Pfizer, Inc.	575	18,469
	Zimmer Holdings, Inc.	275	26,010
	Amgen, Inc.	175	21,585
	Johnson & Johnson	275	27,013
			145,425

			(Continued)

QCI Balanced Fund

Schedule of Investments (continued)
(Unaudited)
As of March 31, 2014
		Shares	Value (Note 1)

Industrials - 3.29%
	General Electric Co.	800	$20,712
	Caterpillar, Inc.	350	34,780
	United Parcel Service, Inc.	225	21,911
	The LS Starrett Co.	1,150	18,320
			95,722
Information Technology - 8.81%
	Apple, Inc.	80	42,939
*	Check Point Software Technologies Ltd.	225	15,217
	Cisco Systems, Inc.	800	17,932
	Corning, Inc.	2,000	41,640
	EMC Corp.	900	24,669
*	Google, Inc.	15	16,718
	Intel Corp.	1,000	25,814
	International Business Machines Corp.	115	22,136
	MasterCard, Inc.	250	18,675
	Microsoft Corp.	450	18,446
	Palo Alto Networks, Inc.	175	12,005
			256,190
Materials - 1.63%
	Barrick Gold Corp.	1,600	28,528
	Nucor Corp.	375	18,953
			47,481
Telecommunications - 0.86%
	Verizon Communications, Inc.	525	24,974
			24,974
Utilities - 1.58%
	NextEra Energy, Inc.	250	23,905
	The Southern Co.	500	21,970
			45,875

	Total Common Stocks (Cost $1,172,371)		1,216,970

EXCHANGE TRADED PRODUCTS - 4.36%
*	iShares 1-3 Year Credit Bond ETF	600	63,288
*	iShares Gold Trust	1,750	21,770
*	Vanguard FTSE Developed Markets ETF	425	17,540
*	Vanguard FTSE Emerging Markets ETF	600	24,348

	Exchange Traded Products (Cost $125,226)		126,946

MUTUAL FUND - 2.35%
*	Templeton Global Bond Fund	5,251	68,321

	Mutual Fund (Cost $66,965)		68,321
			(Continued)

QCI Balanced Fund

Schedule of Investments (continued)
(Unaudited)
As of March 31, 2014
		Shares	Value (Note 1)

SHORT-TERM INVESTMENT - 12.07%
§ Federated Government Obligations Fund, 0.01%		351,172	$351,171

Short-Term Investment (Cost $351,171)			351,171

Total Value of Investments (Cost $2,841,591) - 99.09%			$2,883,473

Other Assets Less Liabilities - 0.91%			26,490

Net Assets - 100.00%			$2,909,963

* Non-income producing investment	The following acronyms are used in this portfolio:
§ Represents 7 day effective yield	PLC - Public Limited Company
	LLC - Limited Liability Company

Summary of Investments by Type
	% of Net
Sector	Assets	Value
Corporate Bonds	24.31%	$707,431
Federal Agency Obligations	5.01%	145,794
United States Treasury Notes	9.17%	266,840
Consumer Discretionary	4.09%	119,039
Consumer Staples	2.94%	85,488
Energy	6.16%	179,373
Financials	7.47%	217,404
Health Care	5.00%	145,425
Industrials	3.29%	95,722
Information Technology	8.80%	256,190
Materials	1.63%	47,481
Telecommunications	0.86%	24,974
Utilities	1.58%	45,875
Exchange Traded Products	4.36%	126,946
Mutual Fund	2.35%	68,321
Short-Term Investment	12.07%	351,171
Other Assets less Liabilities	0.91%	26,490
Total	100.00%	$2,909,963

See Notes to Financial Statements

QCI Balanced Fund

Statement of Assets and Liabilities
(Unaudited)

As of March 31, 2014

Assets:
Investments, at value (cost $2,841,591)	$2,883,473
Receivables:
Fund shares sold	76,552
Dividends and interest	9,790
Prepaid expenses
Fund accounting fees	2,339
Compliance services fees	750
Registration and filing expenses	178
Other operating expenses	167
Securities pricing fees	165
Due from affiliates:
Advisor (note 2)	27,566

Total assets	3,000,979

Liabilities:
Payables:
Investments purchased	79,313
Accrued expenses
Professional fees	6,375
Shareholder servicing expenses	3,741
Custody fees	1,521
Administrative fees	28
Fund accounting asset based fees	22
Trustees' fees and meeting expenses	8
Printing expenses	8

Total liabilities	91,016

Net Assets	$2,909,963

Net Assets Consist of:
Capital (par value and paid in surplus)	$2,864,566
Undistributed net investment income	2,742
Undistributed net realized gain on investments	773
Net unrealized appreciation on investments	41,882

Total Net Assets	$2,909,963
Shares Outstanding, no par value (unlimited authorized shares)	282,660
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$10.29

QCI Balanced Fund

Statement of Operations
(Unaudited)

For the period ended March 31, 2014

Investment Income:
Interest	$1,241
Dividends	3,880

Total Investment Income	5,121

Expenses:
Transfer agent fees (note 2)	7,325
Professional fees	6,375
Fund accounting fees (note 2)	4,706
Administration fees (note 2)	3,728
Advisory fees (note 2)	2,339
Trustee fees and meeting expenses	1,675
Custody fees (note 2)	1,563
Compliance service fees (note 2)	1,500
Other operating expenses	1,250
Registration and filing expenses	750
Printing expenses	500
Securities pricing fees	500
Registration and filing administration fees (note 2)	73

Total Expenses	32,284

Expenses reimbursed by advisor (note 2)	(27,566)
Advisory fees waived (note 2)	(2,339)

Net Expenses	2,379

Net Investment Income	2,742

Realized and Unrealized Gain on Investments

Net realized gain from investment transactions	773
Change in unrealized appreciation on investments	41,882

Realized and Unrealized Gain on Investments	42,655

Net Increase in Net Assets Resulting from Operations	$45,397

See Notes to Financial Statements

QCI Balanced Fund

Statements of Changes in Net Assets
(Unaudited)

For the period ended March 31, 2014

Operations:
Net investment income	$2,742
Net realized gain from investment transactions	773
Change in unrealized appreciation on investments	41,882

Net Increase in Net Assets Resulting from Operations	45,397

Capital Share Transactions:
Shares sold	2,897,676
Shares repurchased	(33,110)

Increase from Capital Share Transactions	2,864,566

Net Increase in Net Assets	2,909,963

Net Assets:
Beginning of period	-
End of period	$2,909,963

Undistributed Net Investment Income	$2,742

Share Information:
Shares Sold	285,890
Shares repurchased	(3,230)
Net Increase in Capital Shares	282,660
Shares Outstanding, Beginning of Period	-
Shares Outstanding, End of Period	282,660

See Notes to Financial Statements

QCI Balanced Fund

Financial Highlights

For a share outstanding during the period from
January 30, 2013 (Date of Initial Public Investment) to March 31, 2014

Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations
Net investment income	0.01
Net realized and unrealized gain on securities	0.29

Total from Investment Operations	0.30

Net Asset Value, End of Period	$10.29

Total Return (c)	2.83%	(b)

Net Assets, End of Period (in thousands)	$2,910

Average Net Assets for the Period (in thousands)	$1,942

Ratios of:
Gross Expenses to Average Net Assets (d)	3.44%	(a)
Net Expenses to Average Net Assets (d)	0.30%	(a)
Net Investment Income to Average Net Assets	0.34%	(a)

Portfolio turnover rate	13.68%	(b)

(a) Annualized.
(b) Not annualized.
Total return does not reflect sales charge, if any.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements

QCI Balanced Fund

Notes to Financial Statements
(Unaudited)

1.  Organization and Significant Accounting Policies

The QCI Balanced Fund (“Fund”) is a series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Fund is a separate diversified series of the Trust and commenced operations on January 30, 2014.

The Fund seeks to achieve its investment objective of balancing current income and principal conservation with the opportunity for long-term growth by investing in a diverse portfolio of corporate agency, and U.S. Government fixed income securities, preferred stock, common stock of primarily large and mid-capitalization issuers, and derivative securities.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America.  In June 2009, the Financial Accounting Standards Board (“FASB”) codified its standards and accounting principles for the financial statements issued for years ending after September 15, 2009.  Herein, the Fund will make reference to accounting principles generally accepted in the United States issued by FASB as Accounting Standards Codification (“ASC”).

Investment Valuation
The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Listed securities and other securities traded in the over-the-counter market for which no sale was reported on that date are valued at the most recent bid price. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.  Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith by either a valuation committee or the Fund’s investment advisor in accordance with procedures established by, and under the supervision of, the Fund’s Trustees.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.

Fair Value Measurement
The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

a.	Level 1: quoted prices in active markets for identical securities
b.	Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
c.	Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

(Continued)

QCI Balanced Fund

Notes to Financial Statements
(Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of March 31, 2014 for the Fund’s assets measured at fair value:

Assets	Total	Level 1	Level 2	Level 3
Corporate Bonds	$707,431	$-	$707,431	$-
Federal Agency Obligations	145,794	-	145,794	-
United States Treasury Notes	266,840	-	266,840	-
Common Stocks*	1,216,970	1,216,970	-	-
Exchange Traded Products	126,946	126,946	-	-
Mutual Fund	68,321	68,321	-	-
Short-Term Investment	351,171	351,171	-	-
Total	$2,883,473	$1,763,408	$1,120,065	$-

*Refer to the Schedule of Investments for a breakdown by industry.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Dividend Distributions
The Fund may declare and distribute dividends from net investment income (if any) quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise complies with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

(Continued)

QCI Balanced Fund

Notes to Financial Statements
(Unaudited)

2.	Transactions with Affiliates & Service Providers

Advisor
The Fund pays a monthly advisory fee to QCI Asset Management, Inc., (the “Advisor”) based upon the average daily net assets of the Fund and calculated at the annual rate of 1.00%.  The Advisor has contractually agreed to waive all or part of its advisory fee and to reimburse expenses at least until January 31, 2015, to ensure that the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments under the Rule 12b-1 distribution plan, and acquired fund fees and expenses) will not exceed a certain percentage of the daily average net assets for Fund shares.  The expense limitation percentage is 1.00% of the daily net assets of the Fund pursuant to a resolution by the Trust’s Board of Trustees.  During the initial period ended March 31, 2014, the Advisor waived advisory fees in the amount of $2,339.

Administrator
The Fund pays a monthly administration fee to the Administrator based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below which is subject to a minimum of $2,000 per month.  The Administrator also receives a fee to procure and pay the Fund’s custodian, additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses.  A breakdown of these fees is provided below.

Administration Fees*	Custody Fees*			Fund Accounting Fees (monthly)	Fund Accounting Fees	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $100 million	0.100%	First $100 million	0.020%	$2,338	0.01%	$150 per state
Next $150 million	0.080%	Over $100 million	0.009%
Next $250 million	0.060%
Next $500 million	0.050%
Next $1 billion	0.040%	*Minimum monthly fees of $2,000 and $417 for Administration and Custody, respectively.
Next $2 billion	0.030%

Compliance Services
Nottingham Compliance Services, LLC (“NCS”), a wholly owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.  NCS is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the fund.

In January, 2014, Cipperman Compliance Services, LLC assumed providing services as the Trust’s Chief Compliance Officer.

Transfer Agent
Nottingham Shareholder Services, LLC (the “Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  The Transfer Agent is also reimbursed for out-of-pocket expenses.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the fund.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the fund.

Certain Trustees and officers of the Trust may also be officers of the Advisor, the Distributor, the Administrator, or NCS.

(Continued)

QCI Balanced Fund

Notes to Financial Statements
(Unaudited)

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”).  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Retail Class Shares may incur certain expenses, which may not exceed 0.25% per annum of the Fund’s average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Retail Class or support servicing of shareholder accounts.  For the initial period ended March 31, 2014, the Retail Class had not yet commenced operations so no distribution or service fees were incurred.

4.	Purchases and Sales of Investment Securities

For the initial period ended March 31, 2014, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Six month period	Purchases of Securities	Proceeds from Sales of Securities
January 30, 2014 to March 31, 2014	$2,313,781	$91,529

There were no long-term purchases or sales of U.S Government Obligations during the initial period ended March 31, 2014.

5.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management has analyzed the Fund’s tax positions for all open tax years (current and prior three tax years, if applicable) and determined that the implementation of ASC Topic 740 “Accounting for Uncertainty in Income Taxes” had no impact on the Fund’s net assets or results of operations.  As of and during the initial period ended March 31, 2014, the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the period, the Fund did not incur any interest or penalties.

At March 31, 2014, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$2,841,591

Unrealized Appreciation	$57,536
Unrealized Depreciation	(15,654)
Net Unrealized Appreciation	41,882

Undistributed Net Income	2,742
Accumulated Net Realized Gain on Investments	773

Distributable Earnings	$45,397

(Continued)

QCI Balanced Fund

Notes to Financial Statements
(Unaudited)

6.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

7.	New Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements.”  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRS”).  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

8.   Subsequent Events

In accordance with the adoption of ASC Topic 855, Subsequent Events, and in preparing these financial statements, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments in addition to the disclosure above.

QCI Balanced Fund

Additional Information
(Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Security and Exchange Commission (“SEC”) at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.	Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value January 30, 2014	Ending Account Value March 31, 2014	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,029.00	$0.51
	$1,000.00	$1,007.85	$0.50
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio,    multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the initial period).

QCI Balanced Fund
is a series of
Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services, LLC	QCI Asset Management, Inc.
116 South Franklin Street	4A Grove Street
Post Office Drawer 4365	Pittsford, NY 14534
Rocky Mount, North Carolina 27803

Telephone:	Telephone:

800-773-3863	800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	ncfunds.com

Item 2.	CODE OF ETHICS.

Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

None.

Item 11.	CONTROLS AND PROCEDURES.

(a)	The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

By: (Signature and Title)	/s/H. Edward Shill
Date: June 6, 2014	H. Edward Shill President and Principal Executive Officer QCI Balanced Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/H. Edward Shill
Date: June 6, 2014	H. Edward Shill President and Principal Executive Officer QCI Balanced Fund

By: (Signature and Title)	/s/Gerald Furciniti
Date: June 6, 2014	Gerald Furciniti Treasurer and Principal Financial Officer QCI Balanced Fund